CREDIT FROM BANKS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2023
Credit From Banks And Others [Abstract]
Disclosure of detailed information about credit from banks and others
	December 31,
	2023	2022

Short-term credit from banks	$3,227	$5,084
Short-term credit from others	6,090	4,162
Check receivables	2,802

	$12,119	$9,246